Share-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Fair Value of Options Under the 2020 Plan	The fair value of options granted under the 2020 Plan during the nine months ended September 30, 2023 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:
2023
Risk-free interest rates	3.43%
Expected life	5 years
Expected volatility	41.00%
Expected dividend yield	0.00%
The fair value of stock options and share awards granted under the stock option plan during the year ended December 31, 2023, and 2022 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:
	2023	2022
Risk-free interest rates	3.43% to 4.44%	3.61%
Expected life	5 years	5 years
Expected volatility	41% to 186.14%	41.00%
Expected dividend yield	0.00%	0.00%

Schedule of Stock Option Activity	The following table summarizes the stock option activity for the nine months ended September 30, 2024:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2024	1,213,957	$4.43	8.70	$—
Granted	—	—
Forfeited/Cancelled	(271,890)	4.97
Exercised	—	—
Balance at September 30, 2024	942,067	$4.27	7.95	$—
Exercisable at September 30, 2024	713,559	$4.70	7.81	$—

The following table summarizes the stock option activity:
		Weighted	Weighted Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Term	Value
Balance at January 1, 2023	931,934	$5.88	8.91	$203,295
Granted	717,250	2.56
Forfeited/Cancelled	(385,394)	4.99
Exercised	(49,833)	0.01
Balance at December 31, 2023	1,213,957	4.43	8.70	$—
Exercisable at December 31, 2023	707,435	$5.32	8.43	$—

Schedule of Non-vested Stock Options	The following table summarizes the Company’s non-vested stock options:
	Non-vested Options	Weighted- Average Grant Date
	Outstanding	Fair Value
Balance at January 1, 2024	506,522	$1.67
Options granted	—	—
Options forfeited/cancelled	(116,807)	1.64
Options exercised	—	—
Options vested	(161,207)	1.73
Balance at September 30, 2024	228,508	$1.64
The following table summarizes the Company’s non-vested stock options activity:
	Non-vested	Weighted-Average
	Options	Grant Date
	Outstanding	Fair Value
At January 1, 2023	507,664	$2.64
Options granted	717,250	1.50
Options forfeited/cancelled	(331,200)	2.12
Options exercised	(9,870)	5.42
Options vested	(377,322)	1.80
At December 31, 2023	506,522	$1.67

Schedule of Restricted Stock Units Activity	The following table summarizes the restricted stock units activity for the nine months ended September 30, 2024:
	Restricted Stock Units	Weighted- Average Grant Date Fair Value Per Share
Outstanding at January 1, 2024	—	$—
Granted	2,367,000	1.90
Forfeited/cancelled	(76,758)	1.45
Vested	(860,492)	1.95
Outstanding at September 30, 2024	1,429,750	$1.90
The following table summarizes the restricted stock units activity:
	Restricted Stock
	Units	Value
Outstanding at January 1, 2023	72,957	$4.44
Granted	580,227	1.58
Forfeited/cancelled	(127,605)	3.25
Vested	(525,579)	1.57
Outstanding at December 31, 2023	—	$—

Schedule of Restricted Stock Awards Activity	The following table summarizes the restricted stock awards activity:
	Restricted Stock	Weighted-Average Grant Date Fair
	Awards	Value Per Share
Outstanding at January 1, 2023	55,735	$5.92
Granted	—	—
Forfeited/cancelled	—	—
Vested	(55,735)	5.92
Outstanding at December 31, 2023	—	$—